INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.	12 Months Ended
Dec. 31, 2021
Millburn Multi-Markets Trading L.P. [Member]
INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

9.	INVESTORS IN MILLBURN MULTI-MARKETS TRADING L.P.

The U.S. Feeder and Cayman Feeder invest substantially all of their assets in the Partnership. For the years ended December 31, 2021 and 2020, respective ownership percentages of the Partnership are detailed below:

	2021	2020
U.S. Feeder	32.02%	25.08%
Cayman Feeder	54.63	65.81
Total	86.65%	90.89%

The remaining interests are held by direct investors in the Partnership.

The capital withdrawals payable at December 31, 2021 and 2020 were $44,120,763 and $54,219,673, respectively, detailed below.

	2021	2020
Direct investors (1)	$894,583	$990,861
U.S. Feeder	1,449,036	2,272,143
Cayman Feeder	41,777,144	50,956,669
Total	$44,120,763	$54,219,673

(1)	Includes profit share to the General Partner of $894,583 at December 31, 2021. Includes profit share to the General Partner of $622,309 and a limited partner redemption of $368,552, totaling $990,861 at December 31, 2020.

During February 2020, the Cayman Feeder created a new GBP share class. As the Cayman Feeder determines its net asset value in U.S. dollars and the GBP share class’s functional currency is British Pound Sterling, an investment in the GBP share class involves exchange-rate risk. It’s the Master Fund’s general practice to enter into a one-month forward currency contract at the beginning of each month for the purpose of hedging the GBP share class’ beginning of month exposure to U.S. dollars. Hedging the Cayman Feeder’s GBP share class exposure to U.S. dollars takes place at the Master Fund level. In the event of mid-month investor subscriptions or redemptions, the Master Fund may increase or decrease its hedge by entering into one or more additional forward currency contracts. The Master Fund may or may not adjust the hedge during a month for profits and losses. All gains and losses and all expenses of such currency hedging will be allocated at the Master Fund level to the Class GBP Shares.